Debt: Schedule of debt outstanding, aggregated by scheduled maturities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of debt outstanding, aggregated by scheduled maturities:
Schedule of debt outstanding, aggregated by scheduled maturities
Payable by:
2012 (current portion)	2,651,357
2013	1,962,219
2014	2,699,658
2015	1,208,153
2016	729,610
Thereafter	145,884
Total	9,396,881